Document And Entity Information (USD $)	9 Months Ended
	Sep. 30, 2012	Jan. 16, 2013
Document and Entity Information [Abstract]
Entity Registrant Name	HDS International Corp.
Document Type	S-1
Current Fiscal Year End Date	--12-31
Entity Common Stock, Shares Outstanding		347,380,000
Entity Public Float		$ 97,380,000
Amendment Flag	false
Entity Central Index Key	0001454742
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Filer Category	Smaller Reporting Company
Entity Well-known Seasoned Issuer	No
Document Period End Date	Sep. 30, 2012
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	Q3